8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Details)	12 Months Ended
Jan. 31, 2025 $ / shares shares
Stock Option Outstanding 1
Number of Options Outstanding	700,000
Number Currently Exercisable	700,000
Exercise Price | $ / shares	$ 1
Expiry Date	May 09, 2025 [1]
Stock Option Outstanding 2
Number of Options Outstanding	700,000
Number Currently Exercisable	700,000
Exercise Price | $ / shares	$ 3
Expiry Date	Nov. 12, 2025
Stock Option Outstanding 3
Number of Options Outstanding	100,000
Number Currently Exercisable	100,000
Exercise Price | $ / shares	$ 2
Expiry Date	Feb. 23, 2026
Stock Option Outstanding 4
Number of Options Outstanding	168,000
Number Currently Exercisable	168,000
Exercise Price | $ / shares	$ 1
Expiry Date	May 09, 2026
Stock Option Outstanding 5
Number of Options Outstanding	1,515,000
Number Currently Exercisable	1,515,000
Exercise Price | $ / shares	$ 3
Expiry Date	Aug. 17, 2026
Stock Option Outstanding 6
Number of Options Outstanding	150,000
Number Currently Exercisable	150,000
Exercise Price | $ / shares	$ 1.5
Expiry Date	Nov. 22, 2027

[1]	expired unexercised subsequent to fiscal year end